Ceres Managed Futures LLC

55 East 59th Street - 10th Floor

New York, New York 10022

December 1, 2009

Mail Stop 3010

VIA EDGAR AND FEDEX

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549

Attn: Karen J. Garnett
Assistant Director

Re:	Diversified 2000 Futures Fund L.P.

(f/k/a Citigroup Diversified 2000 Futures Fund L.P.) (the “Partnership”)

Form 10-K for the fiscal year ended December 31, 2008

Forms 10-Q for the quarters ended March 31, 2009 and June 30, 2009

File No. 000-51282__________________________________________

Ladies and Gentlemen:

Pursuant to your comment letter dated September 17, 2009, the Partnership acknowledges that:

•	the adequacy and accuracy of the disclosure in its 2008 Form 10-K and 2009 Forms 10-Q are the responsibility of the Partnership;
•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Partnership’s 2008 Form 10-K or 2009 Forms 10-Q; and
•	the Partnership represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * *

Please feel free to call the undersigned at (212) 559-5046 with any questions.

Very truly yours,

/s/ Jennifer Magro

Jennifer Magro

Chief Financial Officer

cc:  Rita M. Molesworth
      Gabriel Acri
      Lisa Eskenazi
      J. Penn Stabler